Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Movement in Gross Balance for Right of Use Assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	$ 176,795
Depreciation of the period	(31,857)
Balance as of December 31, 2019	167,441
Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	176,795
Balance as of December 31, 2019	167,265
Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of December 31, 2019	176
Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	176,795
Additions of the period	25,814
Disposals due to early termination	(16,953)
Inflation indexation adjustments	9,488
Exchange rate difference	2,111
Balance as of December 31, 2019	197,255
Gross assets [member] | Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	176,795
Additions of the period	25,624
Disposals due to early termination	(16,953)
Inflation indexation adjustments	9,488
Exchange rate difference	2,111
Balance as of December 31, 2019	197,065
Gross assets [member] | Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions of the period	190
Balance as of December 31, 2019	190
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the period	(31,857)
Disposals due to early termination	2,590
Exchange rate difference	(547)
Balance as of December 31, 2019	(29,814)
Accumulated Depreciation [Member] | Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the period	(31,843)
Disposals due to early termination	2,590
Exchange rate difference	(547)
Balance as of December 31, 2019	(29,800)
Accumulated Depreciation [Member] | Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of the period	(14)
Balance as of December 31, 2019	$ (14)